Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Stock-Based Compensation Plans

32. STOCK-BASED COMPENSATION PLANS

A) Employee Stock Option Plan

Cenovus has an Employee Stock Option Plan that provides employees with the opportunity to exercise an option to purchase a common share of the Company. Option exercise prices approximate the market value for the common shares on the date the options were issued. Options granted are exercisable at 30 percent of the number granted after one year, an additional 30 percent of the number granted after two years and are fully exercisable after three years. Options expire after seven years.

Options issued by the Company on or after February 24, 2011 have associated NSRs. The NSRs, in lieu of exercising the option, give the option holder the right to receive the number of common shares that could be acquired with the excess value of the market price of Cenovus’s common shares at the time of exercise over the exercise price of the option. Alternatively, the holder may elect to exercise the option and receive a net cash payment equal to the excess of the market price received from the sale of the common shares over the exercise price of the option.

The NSRs vest and expire under the same terms and conditions as the underlying options.

NSRs

The weighted average unit fair value of NSRs granted during the year ended December 31, 2019 was $2.93 before considering forfeitures, which are considered in determining total cost for the period. The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:

Risk-Free Interest Rate	1.78%
Expected Dividend Yield	1.70%
Expected Volatility (1)	31.00%
Expected Life (years)	4.52
(1)	Expected volatility has been based on historical share volatility of the Company and comparable industry peers.

The following tables summarize information related to the NSRs:

For the year ended December 31, 2019	Number of NSRs (thousands)	Weighted Average Exercise Price ($)
Outstanding, Beginning of Year	34,484	26.29
Granted	3,867	11.57
Exercised	(164)	9.48
Forfeited	(1,450)	26.25
Expired	(5,209)	38.14
Outstanding, End of Year	31,528	22.61

	Outstanding NSRs			Exercisable NSRs
As at December 31, 2019 Range of Exercise Price ($)	Number of NSRs (thousands)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price ($)	Number of NSRs (thousands)	Weighted Average Exercise Price ($)
5.00 to 9.99	2,903	5.2	9.48	756	9.48
10.00 to 14.99	7,189	5.5	12.69	1,785	14.34
15.00 to 19.99	2,714	3.3	19.47	2,714	19.47
20.00 to 24.99	3,104	2.2	22.26	3,104	22.26
25.00 to 29.99	8,787	1.1	28.39	8,787	28.39
30.00 to 34.99	6,831	0.3	32.61	6,831	32.61
	31,528	2.6	22.61	23,977	26.15

B) Performance Share Units

Cenovus has granted PSUs to certain employees under its Performance Share Unit Plan for Employees. PSUs are whole share units and entitle employees to receive, upon vesting, either a common share of Cenovus or a cash payment equal to the value of a Cenovus common share. For PSUs issued prior to 2018, the number of PSUs eligible for payment is determined over three years based on the units granted multiplied by 30 percent after year one, 30 percent after year two and 40 percent after year three. The number of PSUs eligible for payment on and after 2018 is based on four performance periods over three years and the units granted are multiplied by 20 percent after year one, 20 percent after year two, 20 percent after year three and 40 percent after the fourth performance period through years one to three. All PSUs are eligible to vest based on the Company achieving key pre-determined performance measures. PSUs vest after three years.

The Company has recorded a liability of $53 million as at December 31, 2019 (2018 – $32 million) in the Consolidated Balance Sheets for PSUs based on the market value of Cenovus’s common shares at the end of the year. As PSUs are paid out upon vesting, the intrinsic value of vested PSUs was $nil as at December 31, 2019 and 2018.

The following table summarizes the information related to the PSUs held by Cenovus employees:

For the year ended December 31, 2019	Number of PSUs (thousands)
Outstanding, Beginning of Year	6,063
Granted	2,604
Cancelled	(1,873)
Units in Lieu of Dividends	118
Outstanding, End of Year	6,912

C) Restricted Share Units

Cenovus has granted RSUs to certain employees under its Restricted Share Unit Plan for Employees. RSUs are whole-share units and entitle employees to receive, upon vesting, either a common share of Cenovus or a cash payment equal to the value of a Cenovus common share. RSUs generally vest after three years.

RSUs are accounted for as liability instruments and are measured at fair value based on the market value of Cenovus’s common shares at each period end. The fair value is recognized as stock-based compensation costs over the vesting period. Fluctuations in the fair value are recognized as stock-based compensation costs in the period they occur.

The Company has recorded a liability of $63 million as at December 31, 2019 (2018 – $32 million) in the Consolidated Balance Sheets for RSUs based on the market value of Cenovus’s common shares at the end of the year. As RSUs are paid out upon vesting, the intrinsic value of vested RSUs was $nil as at December 31, 2019 and 2018.

The following table summarizes the information related to the RSUs held by Cenovus employees:

For the year ended December 31, 2019	Number of RSUs (thousands)
Outstanding, Beginning of Year	7,461
Granted	2,742
Vested and Paid Out	(1,568)
Cancelled	(415)
Units in Lieu of Dividends	152
Outstanding, End of Year	8,372

D) Deferred Share Units

Under two Deferred Share Unit Plans, Cenovus directors, officers and certain employees may receive DSUs, which are equivalent in value to a common share of the Company. Eligible employees have the option to convert either zero, 25 or 50 percent of their annual bonus award into DSUs. DSUs vest immediately, are redeemed in accordance with the terms of the agreement and expire on December 15 of the calendar year following the year of cessation of directorship or employment.

The Company has recorded a liability of $16 million as at December 31, 2019 (2018 – $13 million) in the Consolidated Balance Sheets for DSUs based on the market value of Cenovus’s common shares at the end of the year. The intrinsic value of vested DSUs equals the carrying value as DSUs vest at the time of grant.

The following table summarizes the information related to the DSUs held by Cenovus directors, officers and employees:

For the year ended December 31, 2019	Number of DSUs (thousands)
Outstanding, Beginning of Year	1,360
Granted to Directors	235
Granted	106
Units in Lieu of Dividends	24
Redeemed	(488)
Outstanding, End of Year	1,237

E) Total Stock-Based Compensation

For the years ended December 31,	2019	2018	2017
NSRs	9	6	9
PSUs	15	(6)	(7)
RSUs	34	9	3
DSUs	9	-	(11)
Stock-Based Compensation Expense (Recovery)	67	9	(6)
Stock-Based Compensation Costs Capitalized	20	4	3
Total Stock-Based Compensation	87	13	(3)